UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               ----------------

 Check here if Amendment [ ]; Amendment Number: _______________

   This Amendment (Check only one.):  [ ]  is a restatement.
                                      [ ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

 Name:    DBD Investors V, L.L.C.
         ------------------------------
 Address: c/o The Carlyle Group
         ------------------------------
          1001 Pennsylvania Avenue, NW
         ------------------------------
          Suite 220 S.
         ------------------------------
          Washington, DC  20004-2505
         ------------------------------

 Form 13F File Number:  28- 12965
                           -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:  Daniel A. D'Aniello
       ---------------------
 Title: Managing Director
       ---------------------
 Phone: 202-729-5626
       ---------------------

Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello          Washington, DC              May 15, 2008
-----------------------     ----------------------   ---------------------------
      Signature                  City, State                     Date



[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

 Form 13F File Number           Name
 28-
     ____________________       ________________________________

                              FORM 13F SUMMARY PAGE


Report Summary:


 Number of Other Included Managers:      1
                                        -------------

 Form 13F Information Table Entry Total: 5
                                        -------------

 Form 13F Information Table Value Total: $103,225
                                        -------------
                                         (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 No.  Form 13F File Number      Name

 1    28-12429                  Carlyle Investment Management L.L.C.
---      -------------------    ------------------------------------


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

                                                     FORM 13-F INFORMATION TABLE

     COLUMN 1       COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7             COLUMN 8
----------------  -------------- ----------  ---------- --------------------- -----------  ---------- ------------------------------
                                              VALUE      SHRS OR   SH/   PUT/   INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS  CUSIP      (x$1000)    PRN AMT   PRN   CALL   DISCRETION  MANAGERS   SOLE     SHARED     NONE
----------------  -------------- ----------  -----------  --------------------- ----------- --------- ------------------------------
Time Warner Inc    Com          887317105    $1,542      110,000   SH    --     Shared-        1               110,000
                                                                                Defined
Cal Dive Intl Inc  Com          12802T101    $4,045      389,660   SH    --     Shared-        1               389,660
                                                                                Defined
ICO Global         CL A         44930K108    $802        259,437   SH    --     Shared-        1               259,437
Comm Hldgs Ltd                                                                  Defined
Del

Magellan           Com LP Ints  55907R108    $96,104     4,194,837 SH    --     Shared-        1               4,194,837
Midstream Hldgs                                                                 Defined
LP

                                                                                Shared-Other  --

Terrestar Corp     Com          881451108    $732        150,000   SH    --     Shared-        1               150,000
                                                                                Defined

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
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